Income taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Components of the Income Tax Provision
The components of the income tax provision are as follows:

Provision for income taxes	Year ended Dec. 31,
(in millions)	2020	2019	2018
Current tax expense:
Federal	$465	$592	$902
Foreign	407	484	442
State and local	163	113	119
Total current tax expense	1,035	1,189	1,463
Deferred tax (benefit) expense:
Federal	(145)	(3)	(556)
Foreign	16	(13)	9
State and local	(64)	(53)	22
Total deferred tax (benefit)	(193)	(69)	(525)
Provision for income taxes	$842	$1,120	$938

Components of Income Before Taxes
The components of income before taxes are as follows:

Income before taxes	Year ended Dec. 31,
(in millions)	2020	2019	2018
Domestic	$2,698	$3,516	$3,008
Foreign	1,770	2,071	2,184
Income before taxes	$4,468	$5,587	$5,192

Components of Net Deferred Tax Liability
The components of our net deferred tax liability are as follows:

Net deferred tax liability	Dec. 31,
(in millions)	2020	2019
Depreciation and amortization	$2,197	$2,136
Pension obligation	299	282
Renewable energy investment	278	268
Other liabilities	233	229
Securities valuation	118	1
Equity investments	61	63
Lease financings	23	42
Other assets	(57)	(43)
Credit losses on loans	(118)	(46)
Reserves not deducted for tax	(118)	(120)
Employee benefits	(259)	(257)
U.S. foreign tax credits	(62)	(39)
Valuation allowance	62	39
Net deferred tax liability	$2,657	$2,555

Tax Rate Reconciliations
The statutory federal income tax rate is reconciled to our effective income tax rate below:

Effective tax rate	Year ended Dec. 31,
	2020	2019	2018
Federal rate	21.0%	21.0%	21.0%
State and local income taxes, net of federal income tax benefit	1.8	0.9	2.1
Foreign operations	1.5	2.4	0.5
Tax credits	(4.1)	(3.2)	(3.3)
Tax-exempt income	(1.0)	(0.7)	(0.8)
Federal Deposit Insurance Corporation (“FDIC”) assessment	0.3	0.2	0.5
Stock compensation	—	(0.4)	(0.6)
U.S. tax legislation	—	—	(1.7)
Other – net	(0.7)	(0.2)	0.4
Effective tax rate	18.8%	20.0%	18.1%

Unrecognized Tax Benefits

Unrecognized tax positions
(in millions)	2020	2019	2018
Beginning balance at Jan. 1, – gross	$173	$103	$128
Prior period tax positions:
Increases	45	60	6
Decreases	(14)	(3)	(8)
Current period tax positions	15	17	9
Settlements	(100)	(4)	(32)
Ending balance at Dec. 31, – gross	$119	$173	$103